Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Classification of Financial Assets and Liabilities
The following table summarizes the classification of the Company’s financial assets and liabilities:

(in thousands)	Note	June 30 2020	December 31 2019

Financial assets
Financial assets mandatorily measured at FVTNE 1
Cash and cash equivalents		$131,764	$103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 9	2,836	4,350
Long-term investments - warrants held	16	427	-
Convertible notes receivable	15	24,333	21,856
Investments in equity instruments designated as at FVTOCI 1
Long-term investments - common shares held	16	262,371	309,757
Financial assets measured at amortized cost
Non-revolving term loan	25	532	431
Other accounts receivable	9	408	2,788
Class action settlement recoverable	25, 27	41,500	41,500

Total financial assets		$464,171	$484,668

Financial liabilities
Financial liabilities at amortized cost
Accounts payable and accrued liabilities		9,447	11,794
Bank debt	18	640,500	874,500
Pension liability		1,078	810
Class action settlement	27	41,500	41,500

Total financial liabilities		$692,525	$928,604

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

(in thousands)	Note	June 30 2020	December 31 2019
Cash and cash equivalents		$131,764	$103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	2,836	4,350
Other accounts receivables	9	408	2,788
Non-revolving term loan	25	532	431
Convertible notes receivable	15	24,333	21,856
Class action settlement recoverable	25, 27	41,500	41,500

Maximum exposure to credit risk related to financial assets		$201,373	$174,911

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities
The table includes both interest and principal cash flows. To the extent that applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period.

As at June 30, 2020
(in thousands)	2020	2021 -2023	2024 -2025	After 2025	Total
Non-derivative financial liabilities
Bank debt ¹	$-	$-	$640,500	$-	$640,500
Interest on bank debt ²	4,176	24,509	12,573	-	41,258
Accounts payable and accrued liabilities	9,447	-	-	-	9,447
Performance share units 3	846	19,724	-	-	20,570
Pension liability 4	1,078	-	-	-	1,078
Lease liability	348	2,342	1,082	-	3,772
Class action settlement 5	41,500	-	-	-	41,500

Total	$57,395	$46,575	$654,155	$-	$758,125

1)
Assumes the principal balance outstanding at June 30, 2020 does not change until the debt maturity date. On February 27, 2020, the term of the revolving credit facility was extended by an additional year, with the facility now maturing on February 27, 2025.

2)
As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at June 30, 2020 does not change until the debt maturity date.

3)	Assumes a weighted average performance factor of 184% (see Note 21 .1).
4)	Any benefits under the SERP will be paid out to the employee over a 10-year period, or at the employee’s election, a shorter period upon the employee’s retirement from the Company.
5)
As more fully described in Note
27
, the class action settlement will be fully funded by the Company’s insurance carriers and the other Defendants. The Company will not be required to pay any portion of the settlement. The recoverable amount has been reflected as a component of Other current assets (Note
25
).

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in thousands)	June 30 2020	December 31 2019

Monetary assets
Cash and cash equivalents	$5,449	$4,148
Accounts receivable	98	2,519
Long-term investments - common shares held	262,371	309,757
Long-term investments - warrants held	427	-
Convertible note receivable	10,836	11,837
Non-revolving term loan	532	431
Other long-term assets	3,288	3,450

Total Canadian dollar denominated monetary assets	$283,001	$332,142

Monetary liabilities
Accounts payable and accrued liabilities	$4,731	$6,059
Performance share units	16,188	15,423
Lease liability	2,403	2,748
Pension liability	1,078	810

Total Canadian dollar denominated monetary liabilities	$24,400	$25,040

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at June 30, 2020
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(377)	$377
Increase (decrease) in other comprehensive income	26,237	(26,237)

Increase (decrease) in total comprehensive income	$25,860	$(25,860)

	As at December 31, 2019
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(265)	$265
Increase (decrease) in other comprehensive income	30,976	(30,976)

Increase (decrease) in total comprehensive income	$30,711	$(30,711)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2020

(in thousands)	Note	Total	Level 1	Level 2	Level 3
Cash and cash equivalents		$131,764	$131,764	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	2,836	-	2,836	-
Long-term investments - common shares held	16	262,371	262,371	-	-
Long-term investments - warrants held	16	427	-	427	-
Kutcho Convertible Note	15	10,837	-	-	10,837
Gold X Convertible Note	15	13,496	-	13,496	-

		$421,731	$394,135	$16,759	$10,837

		December 31, 2019

(in thousands)	Note	Total	Level 1	Level 2	Level 3
Cash and cash equivalents		$103,986	$103,986	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	4,350	-	4,350	-
Long-term investments - common shares held	16	309,757	309,757	-	-
Long-term investments - warrants held	16	-	-	-	-
Convertible note receivable	15	21,856	-	-	21,856

		$439,949	$413,743	$4,350	$21,856

Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Assets
Holding all other variables constant, a fluctuation in interest rates of 1% and a fluctuation in the implied volatility used of 5% would have impacted the valuation as below:

	As at June 30, 2020
	Change in interest rate		Change in volatility
(in thousands)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Kutcho Convertible Note	$(422)	$441	$11	$(4)